Subsequent Events	6 Months Ended
Jun. 30, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events
19.
SUBSEQUENT EVENTS

Subsequent to June 30, 2025, the Group had the following significant events:

•
In July 2025, the lease agreement in Germany (see Note 15) commenced.
•
In August 2025, the Group took delivery of the Viking Amun.